CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net Income (Loss)	$ 328,746	$ 99,992	$ 174,048
Loss (Income) from discontinued operations	209	(831)	6,774
Loss (Gain) on sale of discontinued operations			1,885
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	304,557	282,856	280,598
Amortization (includes deferred financing costs and bond discount of $6,948, $7,258 and $8,009 in 2012, 2013 and 2014, respectively	56,595	46,439	42,694
Stock-based compensation expense	29,624	30,354	30,360
(Benefit) provision for deferred income taxes	(270,790)	(99,432)	(77,201)
Loss on early extinguishment of debt, net	16,495	43,318	10,628
Loss (Gain) on disposal/write-down of property, plant and equipment, (including real estate)	(9,447)	(1,417)	4,400
Foreign currency transactions and other, net	50,011	63,648	11,764
Changes in Assets and Liabilities (exclusive of acquisitions):
Accounts receivable	113	(33,181)	(17,964)
Prepaid expenses and other	48,941	48,302	(58,400)
Accounts payable	16,870	24,168	(706)
Accrued expenses and deferred revenue	(101,427)	(5,120)	36,295
Other assets and long-term liabilities	2,451	7,497	(1,523)
Cash Flows from Operating Activities-Continuing Operations	472,948	506,593	443,652
Cash Flows from Operating Activities-Discontinued Operations		953	(10,916)
Cash Flows from Operating Activities	472,948	507,546	432,736
Cash Flows from Investing Activities:
Capital expenditures	(361,924)	(287,295)	(240,683)
Cash paid for acquisitions, net of cash acquired	(128,093)	(317,100)	(125,134)
Investment in restricted cash		(248)	1,498
Additions to customer relationship and acquisition costs	(34,447)	(30,191)	(28,872)
Investment in joint ventures			(2,330)
Proceeds from sales of property and equipment and other, net (including real estate)	44,486	2,084	1,457
Cash Flows from Investing Activities-Continuing Operations	(479,978)	(632,750)	(394,064)
Cash Flows from Investing Activities-Discontinued Operations		(4,937)	(6,136)
Cash Flows from Investing Activities	(479,978)	(637,687)	(400,200)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(8,824,711)	(5,526,672)	(2,844,693)
Proceeds from revolving credit and term loan facilities and other debt	9,285,187	5,661,750	2,731,185
Early retirement of senior subordinated notes	(566,352)	(685,134)	(525,834)
Net proceeds from sales of senior subordinated notes			985,000
Net proceeds from sales of senior notes	642,417	782,307
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	(14,770)	(18,236)	480
Stock repurchases			(38,052)
Parent cash dividends	(542,298)	(206,798)	(318,845)
Proceeds from exercise of stock options and employee stock purchase plan	44,290	17,664	40,244
Excess tax benefits (deficiency) from stock-based compensation	(60)	2,389	1,045
Payment of debt financing and stock issuance costs	(3,846)	(8,706)	(2,261)
Cash Flows from Financing Activities-Continuing Operations	19,857	18,564	28,269
Cash Flows from Financing Activities-Discontinued Operations			(39)
Cash Flows from Financing Activities	19,857	18,564	28,230
Effect of Exchange Rates on Cash and Cash Equivalents	(7,420)	(11,312)	2,804
Increase (Decrease) in Cash and Cash Equivalents	5,407	(122,889)	63,570
Cash and Cash Equivalents, Beginning of Year	120,526	243,415	179,845
Cash and Cash Equivalents, End of Year	125,933	120,526	243,415
Supplemental Information:
Cash Paid for Interest	257,599	243,380	231,936
Cash Paid for Income Taxes	167,448	125,624	228,607
Non-Cash Investing and Financing Activities:
Capital Leases	24,106	48,488	54,518
Accrued Capital Expenditures	47,529	79,153	51,114
Dividends Payable	$ 6,182	$ 55,142	$ 53,042